Fair Value Measurements - Transfers (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liabilities, Level 1 to Level 2 transfers	$ 0	$ 0	$ 0	$ 0
Liabilities, Level 2 to Level 1 transfers	0	0	0	0
Transfer into or out of level 3	$ 0	$ 0	$ 0	$ 0
VSee Lab, Inc
Liabilities, Level 1 to Level 2 transfers					$ 0	$ 0
Liabilities, Level 2 to Level 1 transfers					0	0
Transfer into or out of level 3					$ 0	$ 0